Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Mar. 31, 2020	Nov. 20, 2019	Mar. 31, 2019
Assets
Cash and cash equivalents	$ 185,020,000	$ 89,939,000
Restricted cash	3,971,000	0
Fees and accounts receivable	27,640,000	25,121,000
Due from affiliates	5,388,000	9,690,000	$ 100
Investments:
Investments in funds	63,449,000	53,386,000
Accrued carried interest allocations	636,887,000	460,837,000
Deferred income tax assets	35,658,000	732,000
Other assets and receivables	23,692,000	25,502,000
Intangibles, net	6,326,000	8,830,000
Goodwill	6,792,000	6,792,000
Total assets	994,823,000	680,829,000	100
Liabilities and stockholders' equity / partners' capital
Accounts payable, accrued expenses and other liabilities	42,030,000	36,222,000
Accrued compensation and benefits	42,497,000	23,185,000
Accrued carried interest-related compensation	320,942,000	237,737,000
Due to affiliates	55,217,000	3,574,000
Debt obligations	0	143,144,000
Total liabilities	460,686,000	443,862,000
Commitments and contingencies
Partners' capital		216,051,000
Preferred stock
Additional paid-in capital	121,266,000	100	100
Retained earnings	24,788,000
Accumulated other comprehensive income	53,000	178,000
Total StepStone Group Inc. stockholders' equity	146,202,000	100	100
Total StepStone Group Inc. partners' capital		216,229,000
Non-controlling interests in subsidiaries		20,738,000
Total stockholders' equity / partners' capital	534,137,000		$ 100
Total partners' capital		236,967,000		$ 145,662,000
Total liabilities and stockholders' equity / partners' capital	994,823,000	680,829,000
Subsidiaries
Liabilities and stockholders' equity / partners' capital
Non-controlling interests	25,133,000
Partnership
Liabilities and stockholders' equity / partners' capital
Non-controlling interests	362,802,000
Variable Interest Entity, Primary Beneficiary
Assets
Cash and cash equivalents	27,489,000	17,565,000
Restricted cash	1,089,000	0
Fees and accounts receivable	18,144,000	16,040,000
Due from affiliates	2,701,000	3,987,000
Investments:
Investments in funds	12,709,000	11,400,000
Other assets and receivables	3,918,000	188,000
Total assets	66,050,000	49,180,000
Liabilities and stockholders' equity / partners' capital
Accounts payable, accrued expenses and other liabilities	13,012,000	6,225,000
Accrued compensation and benefits	13,806,000	7,258,000
Due to affiliates	932,000	0
Total liabilities	27,750,000	13,483,000
Class A Common Stock
Liabilities and stockholders' equity / partners' capital
Common stock	29,000
Class B Common Stock
Liabilities and stockholders' equity / partners' capital
Common stock	$ 66,000
Previously Reported
Assets
Cash and cash equivalents		100
Investments:
Total assets		100
Liabilities and stockholders' equity / partners' capital
Total stockholders' equity / partners' capital		100
StepStone Group LP
Assets
Cash and cash equivalents		89,939,000		40,622,000
Marketable securities				43,388,000
Fees and accounts receivable		25,121,000		24,270,000
Due from affiliates		9,690,000		2,311,000
Investments:
Investments in funds		53,386,000		43,269,000
Accrued carried interest allocations		460,837,000		299,018,000
Other assets and receivables		26,234,000		18,196,000
Intangibles, net		8,830,000		13,857,000
Goodwill		6,792,000		6,792,000
Total assets		680,829,000		491,723,000
Liabilities and stockholders' equity / partners' capital
Accounts payable, accrued expenses and other liabilities		36,222,000		35,034,000
Accrued compensation and benefits		23,185,000		14,892,000
Accrued carried interest-related compensation		237,737,000		150,763,000
Due to affiliates		3,574,000		1,520,000
Debt obligations		143,144,000		143,852,000
Total liabilities		443,862,000		346,061,000
Commitments and contingencies
Partners' capital		216,051,000		128,426,000
Accumulated other comprehensive income		178,000		283,000
Total StepStone Group Inc. partners' capital		216,229,000
Non-controlling interests in subsidiaries		20,738,000		16,953,000
Total partners' capital		236,967,000		145,662,000
Total liabilities and stockholders' equity / partners' capital		680,829,000		491,723,000
StepStone Group LP | Variable Interest Entity, Primary Beneficiary
Assets
Cash and cash equivalents		17,565,000		15,457,000
Fees and accounts receivable		16,040,000		13,647,000
Due from affiliates		3,987,000		1,724,000
Investments:
Investments in funds		11,400,000		5,820,000
Other assets and receivables		188,000		3,698,000
Total assets		49,180,000		40,346,000
Liabilities and stockholders' equity / partners' capital
Accounts payable, accrued expenses and other liabilities		6,225,000		13,266,000
Accrued compensation and benefits		7,258,000		3,697,000
Total liabilities		$ 13,483,000		$ 16,963,000